Shareholder Report, Holdings (Details)	Jun. 30, 2025
Empower Mid Cap Value Fund - Institutional Class | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
Empower Mid Cap Value Fund - Institutional Class | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
Empower Mid Cap Value Fund - Institutional Class | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Mid Cap Value Fund - Institutional Class | Otis Worldwide Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Mid Cap Value Fund - Institutional Class | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower Mid Cap Value Fund - Institutional Class | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Mid Cap Value Fund - Institutional Class | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Mid Cap Value Fund - Institutional Class | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Mid Cap Value Fund - Institutional Class | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Mid Cap Value Fund - Institutional Class | Equifax Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
Empower Mid Cap Value Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Empower Mid Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
Empower Mid Cap Value Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.78%
Empower Mid Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.35%
Empower Mid Cap Value Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.61%
Empower Mid Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.57%
Empower Mid Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.55%
Empower Mid Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.24%
Empower Mid Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.83%
Empower Mid Cap Value Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.31%
Empower Mid Cap Value Fund - Investor Class | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
Empower Mid Cap Value Fund - Investor Class | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
Empower Mid Cap Value Fund - Investor Class | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Mid Cap Value Fund - Investor Class | Otis Worldwide Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Mid Cap Value Fund - Investor Class | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower Mid Cap Value Fund - Investor Class | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Mid Cap Value Fund - Investor Class | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Mid Cap Value Fund - Investor Class | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Mid Cap Value Fund - Investor Class | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Mid Cap Value Fund - Investor Class | Equifax Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
Empower Mid Cap Value Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Empower Mid Cap Value Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
Empower Mid Cap Value Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.78%
Empower Mid Cap Value Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.35%
Empower Mid Cap Value Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.61%
Empower Mid Cap Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.57%
Empower Mid Cap Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.55%
Empower Mid Cap Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.24%
Empower Mid Cap Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.83%
Empower Mid Cap Value Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.31%
Empower S&P Mid Cap 400® Index Fund - Class L | U S Treasury Bills Four Point Two Five [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Empower S&P Mid Cap 400® Index Fund - Class L | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Empower S&P Mid Cap 400® Index Fund - Class L | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Empower S&P Mid Cap 400® Index Fund - Class L | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower S&P Mid Cap 400® Index Fund - Class L | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower S&P Mid Cap 400® Index Fund - Class L | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
Empower S&P Mid Cap 400® Index Fund - Class L | Casey's General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower S&P Mid Cap 400® Index Fund - Class L | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower S&P Mid Cap 400® Index Fund - Class L | Curtiss-Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Mid Cap 400® Index Fund - Class L | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower S&P Mid Cap 400® Index Fund - Class L | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Empower S&P Mid Cap 400® Index Fund - Class L | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower S&P Mid Cap 400® Index Fund - Class L | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Empower S&P Mid Cap 400® Index Fund - Class L | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.46%
Empower S&P Mid Cap 400® Index Fund - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.96%
Empower S&P Mid Cap 400® Index Fund - Class L | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.03%
Empower S&P Mid Cap 400® Index Fund - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.77%
Empower S&P Mid Cap 400® Index Fund - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.36%
Empower S&P Mid Cap 400® Index Fund - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.23%
Empower S&P Mid Cap 400® Index Fund - Class L | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.61%
Empower S&P Mid Cap 400® Index Fund - Class L | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | U S Treasury Bills Four Point Two Five [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Casey's General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Curtiss-Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.46%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.96%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.03%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.77%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.36%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.23%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.61%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower S&P Mid Cap 400® Index Fund - Investor Class | U S Treasury Bills Four Point Two Five [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Empower S&P Mid Cap 400® Index Fund - Investor Class | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower S&P Mid Cap 400® Index Fund - Investor Class | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Casey's General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Curtiss-Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.46%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.96%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.03%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.77%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.36%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.23%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.61%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Hologic Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.13%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.73%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.66%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Yum! Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	25.47%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.89%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.96%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.51%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Hologic Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.13%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.73%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.66%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Yum! Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	25.47%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.89%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.96%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.51%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%